RESTRICTED NET ASSETS (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Modified [Line Items]
Net assets		$ 52,924
Minimum [Member]
Financing Receivable, Modified [Line Items]
Net assets percentage	10.00%
Maximum [Member]
Financing Receivable, Modified [Line Items]
Net assets percentage		50.00%